Revenue by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 289,323	$ 225,308	$ 281,370
Taiwan
Net sales	57,244	47,653	74,034
United States
Net sales	26,265	22,528	20,230
Japan
Net sales	11,180	3,936	5,363
Korea
Net sales	150,557	115,287	137,797
China
Net sales	35,008	29,129	37,507
Others
Net sales	$ 9,069	$ 6,775	$ 6,439